Note 8 - Securities Owned and Securities Sold, But Note Yet Purchased at Fair Value - 10Q (Details) - Fair Value Measurements (USD $)	Jun. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Security Owned and Sold, Not yet Purchased, at Fair Value [Line Items]
Securities owned at fair value	$ 11,000	$ 752,000
Securities sold, but not yet purchased at fair value	915,000	1,000	2,000
Corporate Stocks [Member] | Fair Value, Inputs, Level 1 [Member]
Security Owned and Sold, Not yet Purchased, at Fair Value [Line Items]
Securities sold, but not yet purchased at fair value	11,000	1,000
Corporate Stocks [Member]
Security Owned and Sold, Not yet Purchased, at Fair Value [Line Items]
Securities sold, but not yet purchased at fair value	11,000	1,000
Corporate Stocks [Member] | Fair Value, Inputs, Level 1 [Member]
Security Owned and Sold, Not yet Purchased, at Fair Value [Line Items]
Securities owned at fair value	68,000	18,000
Corporate Stocks [Member] | Fair Value, Inputs, Level 2 [Member]
Security Owned and Sold, Not yet Purchased, at Fair Value [Line Items]
Securities owned at fair value	162,000
Corporate Stocks [Member]
Security Owned and Sold, Not yet Purchased, at Fair Value [Line Items]
Securities owned at fair value	230,000	18,000
Government Obligations [Member] | Fair Value, Inputs, Level 1 [Member]
Security Owned and Sold, Not yet Purchased, at Fair Value [Line Items]
Securities owned at fair value	388,000	678,000
Government Obligations [Member]
Security Owned and Sold, Not yet Purchased, at Fair Value [Line Items]
Securities owned at fair value	388,000	678,000
Restricted Stock and Warrants [Member] | Fair Value, Inputs, Level 2 [Member]
Security Owned and Sold, Not yet Purchased, at Fair Value [Line Items]
Securities owned at fair value	297,000
Restricted Stock and Warrants [Member]
Security Owned and Sold, Not yet Purchased, at Fair Value [Line Items]
Securities owned at fair value	297,000
Restricted Stock [Member] | Fair Value, Inputs, Level 2 [Member]
Security Owned and Sold, Not yet Purchased, at Fair Value [Line Items]
Securities owned at fair value		56,000
Restricted Stock [Member]
Security Owned and Sold, Not yet Purchased, at Fair Value [Line Items]
Securities owned at fair value		56,000
Fair Value, Inputs, Level 1 [Member]
Security Owned and Sold, Not yet Purchased, at Fair Value [Line Items]
Securities owned at fair value	11,000	696,000
Securities sold, but not yet purchased at fair value	456,000	1,000	2,000
Fair Value, Inputs, Level 2 [Member]
Security Owned and Sold, Not yet Purchased, at Fair Value [Line Items]
Securities owned at fair value		56,000
Securities sold, but not yet purchased at fair value	$ 459,000